Transfer of financial assets	12 Months Ended
Mar. 31, 2012
Transfer of financial assets
6.	Transfer of financial assets

The below transactions are accounted for as sales in accordance with the accounting guidance for transfers of financial assets, because Sony has relinquished control of the receivables. In each case, losses from these transactions were insignificant, and although Sony continues servicing the receivables subsequent to being sold or contributed, no servicing liabilities are recorded as the costs of collection of the sold receivables are insignificant. In addition to the cash proceeds from the sales below, net cash flows related to these transactions, including servicing fees, in the fiscal years ended March 31, 2010, 2011 and 2012 were insignificant.

Sony has established several accounts receivable sales programs in Japan whereby Sony can sell up to 50,200 million yen of eligible trade accounts receivable in the aggregate at any one time. Through these programs, Sony can sell receivables to special purpose entities owned and operated by banks. Sony can sell receivables in which the agreed upon original due dates are no more than 190 days after the sales of receivables. Total trade accounts receivable sold during the fiscal years ended March 31, 2010, 2011 and 2012 were 109,271 million yen, 136,232 million yen and 126,513 million yen, respectively.

A subsidiary of the Financial Services segment has established several receivables sales programs whereby the subsidiary can sell up to 24,000 million yen of eligible receivables in the aggregate at any one time. Through these programs, the subsidiary can sell receivables to special purpose entities owned and operated by banks. The subsidiary can sell receivables in which the agreed upon original due dates are no more than 180 days after the sales of receivables. Total receivables sold during the fiscal years ended March 31, 2010, 2011 and 2012 were 183,805 million yen, 166,025 million yen and 130,060 million yen, respectively.

During the fiscal year ended March 31, 2010, Sony established an accounts receivable sales program in the United States. Through this program, a bankruptcy-remote entity, which is consolidated by Sony’s U.S. subsidiary, can sell up to 450 million U.S. dollars of eligible trade accounts receivables in the aggregate at any one time to a commercial bank. Total trade accounts receivables sold during the fiscal year ended March 31, 2010 were 258,085 million yen. Subsequent to its establishment, Sony amended this program. While the transactions continued to qualify as sales under the new accounting guidance for transfers of financial assets, the amended program requires that a portion of the sales proceeds be held back and deferred until collection of the related receivables by the purchaser. The portion of the sales proceeds held back and deferred is initially recorded at estimated fair value, is included in other current assets and was 32,751 million yen at March 31, 2011 and 16,272 million yen at March 31, 2012. Sony includes collections on such receivables as cash flows within operating activities in the consolidated statements of cash flows since the receivables are the result of operating activities and the associated interest rate risk is insignificant due to its short-term nature. Total trade receivables sold, deferred proceeds from those sales and collections of deferred proceeds during the fiscal year ended March 31, 2011 were 414,147 million yen, 185,647 million yen and 153,550 million yen, respectively. Total trade receivables sold, deferred proceeds from those sales and collections of deferred proceeds during the fiscal year ended March 31, 2012 were 476,855 million yen, 117,343 million yen and 132,636 million yen, respectively.

The accounts receivable sales programs in Japan and in the Financial Services segment above involved qualified special purpose entities (“QSPEs”) under the accounting guidance effective prior to April 1, 2010 for transfers of financial assets. Since the QSPEs met certain criteria, they were not consolidated by Sony. From April 1, 2010, the entities that formerly met the criteria to be a QSPE are subject to the same consolidation accounting guidance as other variable interest entities (“VIEs”). Refer to Note 23.